Financial risk review - Schedule of Concentrations of Credit Risk by Sector and Industry (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
At amortized cost
Financial Risk
Total	$ 1,090,577	$ 999,544
Securities at FVOCI
Financial Risk
Total	98,748	11,824
Carrying amount - principal | At amortized cost
Financial Risk
Total	1,090,577	999,544
Carrying amount - principal | Securities at FVOCI
Financial Risk
Total	98,748	11,824
Amount committed/guaranteed | At amortized cost
Financial Risk
Total	0	0
Principal balance - Loans at amortized cost
Financial Risk
Total	8,375,172	7,195,567
Principal balance - Loans at amortized cost | Carrying amount - principal
Financial Risk
Total	8,375,172	7,195,567
Principal balance - Loans at amortized cost | Amount committed/guaranteed
Financial Risk
Total	0	0
Loans commitments and financial guarantee contracts
Financial Risk
Total	1,659,445	1,325,134
Loans commitments and financial guarantee contracts | Carrying amount - principal
Financial Risk
Total	245,065	261,428
Loans commitments and financial guarantee contracts | Amount committed/guaranteed
Financial Risk
Total	1,414,380	1,063,706
Financial institutions | At amortized cost
Financial Risk
Total	398,390	351,463
Financial institutions | Securities at FVOCI
Financial Risk
Total	98,748	11,824
Financial institutions | Principal balance - Loans at amortized cost
Financial Risk
Total	2,934,840	2,713,067
Financial institutions | Loans commitments and financial guarantee contracts
Financial Risk
Total	663,938	482,213
Manufacturing | At amortized cost
Financial Risk
Total	365,954	346,140
Manufacturing | Principal balance - Loans at amortized cost
Financial Risk
Total	2,364,969	1,702,514
Manufacturing | Loans commitments and financial guarantee contracts
Financial Risk
Total	555,844	464,433
Oil and petroleum derived products | At amortized cost
Financial Risk
Total	87,902	95,144
Oil and petroleum derived products | Principal balance - Loans at amortized cost
Financial Risk
Total	950,225	1,330,526
Oil and petroleum derived products | Loans commitments and financial guarantee contracts
Financial Risk
Total	95,878	106,518
Agricultural | At amortized cost
Financial Risk
Total	0	0
Agricultural | Principal balance - Loans at amortized cost
Financial Risk
Total	448,366	239,498
Agricultural | Loans commitments and financial guarantee contracts
Financial Risk
Total	32,229	22,546
Services | At amortized cost
Financial Risk
Total	113,323	84,840
Services | Principal balance - Loans at amortized cost
Financial Risk
Total	639,701	465,113
Services | Loans commitments and financial guarantee contracts
Financial Risk
Total	163,396	108,632
Mining | At amortized cost
Financial Risk
Total	14,676	9,690
Mining | Principal balance - Loans at amortized cost
Financial Risk
Total	267,581	328,415
Mining | Loans commitments and financial guarantee contracts
Financial Risk
Total	51,413	26,329
Sovereign | At amortized cost
Financial Risk
Total	53,908	49,029
Sovereign | Principal balance - Loans at amortized cost
Financial Risk
Total	82,331	85,672
Sovereign | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Other | At amortized cost
Financial Risk
Total	56,424	63,238
Other | Principal balance - Loans at amortized cost
Financial Risk
Total	687,159	330,762
Other | Loans commitments and financial guarantee contracts
Financial Risk
Total	96,747	114,463
Private | At amortized cost
Financial Risk
Total	606,249	582,877
Private | Principal balance - Loans at amortized cost
Financial Risk
Total	4,394,226	3,192,357
Private | Loans commitments and financial guarantee contracts
Financial Risk
Total	913,266	727,379
State-owned | At amortized cost
Financial Risk
Total	11,854	20,619
State-owned | Principal balance - Loans at amortized cost
Financial Risk
Total	963,775	1,204,471
State-owned | Loans commitments and financial guarantee contracts
Financial Risk
Total	82,241	115,542
Private | At amortized cost
Financial Risk
Total	353,273	311,870
Private | Principal balance - Loans at amortized cost
Financial Risk
Total	2,521,065	2,248,150
Private | Loans commitments and financial guarantee contracts
Financial Risk
Total	140,287	97,381
State-owned | At amortized cost
Financial Risk
Total	28,264	35,149
State-owned | Securities at FVOCI
Financial Risk
Total	98,748	11,824
State-owned | Principal balance - Loans at amortized cost
Financial Risk
Total	413,775	464,917
State-owned | Loans commitments and financial guarantee contracts
Financial Risk
Total	523,651	384,832
Sovereign | At amortized cost
Financial Risk
Total	90,937	49,029
Sovereign | Principal balance - Loans at amortized cost
Financial Risk
Total	82,331	85,672
Sovereign | Loans commitments and financial guarantee contracts
Financial Risk
Total	$ 0	$ 0